Business Acquisitions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Revenues	$ 1,177,193	$ 6,496,619
Net (loss) income	$ (1,419,345)	$ (7,549,204)
Net (loss) income per common share - basic and diluted	$ (0.06)	$ (0.36)
Weighted average shares used in computing net outstanding net loss per share of common share, basic and diluted	21,289,540	20,951,074